UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Peninsula Capital Management, LP

Address:  235 Pine Street, Suite 1600
          San Francisco, California 94104


13F File Number: 028-12488


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Scott A. Bedford
Title:  Executive Officer
Phone:  (415) 568-3380


Signature, Place and Date of Signing:

  /s/ Scott A. Bedford       San Francisco, California       January 15, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  18

Form 13F Information Table Value Total:  $30,625
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.      Form 13F File Number           Name

    1.       028-12522                      Peninsula Master Fund, Ltd.


                                                  FORM 13F INFORMATION TABLE




COLUMN 1                  COLUMN  2   COLUMN 3     COLUMN 4        COLUMN 5        COLUMN 6         COLUMN 7       COLUMN 8

                          TITLE                              SHRS OR    SH/ PUT/   INVESTMENT       OTHER        VOTING AUTHORITY
NAME OF ISSUER            OF CLASS    CUSIP        VALUE     PRN AMT    PRN CALL   DISCRETION       MANAGERS  SOLE      SHARED  NONE
--------------            --------    -----        -----     -------    --- ----   ----------       --------  ----      ------  ----
BAUER EDDIE HLDGS INC     COM         071625107      735     1,440,381  SH         SHARED-DEFINED   1         1,440,381
BAUER EDDIE HLDGS INC     COM         071625107      478       937,000  SH         SOLE                         937,000
EHEALTH INC               COM         28238P109    3,652       275,000  SH         SHARED-DEFINED   1           275,000
ELECTROGLAS INC           COM         285324109      186     1,300,000  SH         SHARED-DEFINED   1         1,300,000
ELECTROGLAS INC           COM         285324109      174     1,213,889  SH         SOLE                       1,213,889
ELOYALTY CORP             COM NEW     290151307    1,814       700,300  SH         SHARED-DEFINED   1           700,300
ELOYALTY CORP             COM NEW     290151307    1,603       618,956  SH         SOLE                         618,956
EVOLUTION PETROLEUM CORP  COM         30049A107    3,273     2,727,400  SH         SHARED-DEFINED   1         2,727,400
GOLDCORP INC NEW          COM         380956409    2,049        65,000  SH         SHARED-DEFINED   1            65,000
GTSI CORP                 COM         36238K103    3,076       512,638  SH         SHARED-DEFINED   1           512,638
GTSI CORP                 COM         36238K103    1,154       192,309  SH         SOLE                         192,309
LIMELIGHT NETWORKS INC    COM         53261M104    3,363     1,372,825  SH         SHARED-DEFINED   1         1,372,825
LIMELIGHT NETWORKS INC    COM         53261M104    4,788     1,954,347  SH         SOLE                       1,954,347
MAIDEN HOLDINGS LTD       SHS         G5753U112    1,633       521,808  SH         SHARED-DEFINED   1           521,808
MIVA INC                  COM         55311R108      363     1,982,670  SH         SOLE                       1,982,670
PLX TECHNOLOGY INC        COM         693417107    1,380       802,416  SH         SHARED-DEFINED   1           802,416
PLX TECHNOLOGY INC        COM         693417107      877       510,000  SH         SOLE                         510,000
VERAZ NETWORKS INC        COM         923359103       27        66,173  SH         SOLE                          66,173



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